MD&A - Risk management and control	12 Months Ended
Dec. 31, 2019
MDA Risk Management And Control [Line Items]
Disclosure Of Financial Risk Management Explanatory
Audited | Credit risk: the risk of loss resulting from the failure of a client or counterparty to meet its contractual obligations toward UBS. This includes settlement risk and loan underwriting risk: Settlement risk: the risk of loss resulting from transactions that involve exchange of value (e.g., security versus cash) where we must deliver without first being able to determine with certainty that we will receive the countervalue Loan underwriting risk: the risk of loss arising during the holding period of financing transactions that are intended for further distribution ▲
Audited | Market risk (traded and non-traded): the risk of loss resulting from adverse movements in market variables. Market variables include observable variables, such as interest rates, foreign exchange rates, equity prices, credit spreads and commodity (including precious metal) prices, and variables that may be unobservable or only indirectly observable, such as volatilities and correlations. Market risk includes issuer risk and investment risk:Issuer risk: the risk of loss from changes in fair value resulting from credit-related events affecting an issuer to which we are exposed through tradable securities or derivatives referencing the issuer Investment risk: issuer risk associated with positions held as financial investments ▲
Audited | Liquidity risk: the risk of being unable to generate sufficient funds from assets to meet payment obligations when they fall due, including in times of stress ▲
Audited | Funding risk: the risk of higher-than-expected funding costs due to wider-than-expected UBS credit spreads when existing funding positions mature and need to be rolled over or replaced by other, more expensive funding sources. If a shortage of available funding sources is expected in a stress event, funding risk also covers potential additional losses from forced asset sales ▲

Audited | The Board of Directors (the BoD) is responsible for approving the risk management and control framework of the Group, including the overall risk appetite of the Group and business divisions. The BoD is supported by the BoD Risk Committee, which monitors and oversees the Group’s risk profile and the implementation of the risk framework as approved by the BoD, and approves the Group’s risk appetite methodology. The Corporate Culture and Responsibility Committee supports the BoD in fulfilling its duty to safeguard and advance the Group’s reputation for responsible and sustainable conduct. It reviews stakeholder concerns and expectations pertaining to UBS’s societal contribution and corporate culture. The Audit Committee supports the BoD in fulfilling its oversight duty relating to financial reporting and internal controls over financial reporting, the effectiveness of the external and internal audit functions, and the effectiveness of whistleblowing procedures.

The Group Executive Board (the GEB) has overall responsibility for establishing and implementing risk management and control in the Group. It manages the risk profile of the Group as a whole.

The Group Chief Executive Officer (the Group CEO) has responsibility and accountability for the management and performance of the Group, has risk authority over transactions, positions and exposures, and allocates risk limits approved by the BoD within the business divisions and Corporate Center.

The business division Presidents are responsible for the success, risks, results and value of their business division. This includes controlling and administering the dedicated financial resources and risk appetite of the business division.

The regional Presidents facilitate the implementation of UBS’s strategy in their region, and have the mandate to inform the GEB of any activities and issues that may give rise to actual or potentially material regulatory or reputational concerns.

The Group Chief Risk Officer (the Group CRO) is responsible for the development of the Group’s risk management and control framework (including risk principles and risk appetite) for credit, market, country, liquidity, funding, model, and environmental and social risks. This includes risk measurement and aggregation, portfolio controls and risk reporting. The Group CRO is responsible for setting risk limits and approving credit and market risk transactions and exposures. Risk Control is also the central function for model risk management and control for all models used in the firm. The risk control process is supported by a framework of policies and authorities. The business division CROs are responsible for the implementation and enforcement of the risk management and control framework within their business division. The regional Chief Risk Officers provide independent oversight of risks within their region.

The Group Chief Compliance and Governance Officer is responsible for ensuring that all operational risks, including compliance and conduct risks, as well as cyber and information security risks, are identified, owned and managed according to the firm’s risk appetite, supported by an effective control framework.

The Group Chief Financial Officer (the Group CFO) is responsible for transparency in and assessing the financial performance of the Group and the business divisions, and for managing the Group’s financial accounting, controlling, forecasting, planning and reporting processes in line with regulatory and financial reporting requirements, corporate governance standards and global best practice to maintain high quality and timeliness. Additional responsibilities include managing UBS’s tax affairs, as well as treasury and capital management, including funding and liquidity risk and UBS’s regulatory capital ratios.

The Group General Counsel (the Group GC) is responsible for managing the Group’s legal affairs and ensuring effective and timely assessment of legal matters impacting the Group or its businesses, and for the management and reporting of all litigation matters.

Group Internal Audit (GIA) independently assesses the effectiveness of processes to define strategy and risk appetite, as well as overall adherence to the approved strategy and the effectiveness of governance processes and of risk management at Group, business division and regional levels, including compliance with legal and regulatory requirements, as well as with internal policies, constitutional documents and contracts. The Head GIA reports to the Chairman of the BoD and, in addition, GIA has a functional reporting line to the BoD Audit Committee.

Some of the above roles and responsibilities are replicated for certain significant legal entities of the Group. The legal entity risk officers are responsible for independent oversight and control of primary and consequential risks for certain significant legal entities of the Group as part of the legal entity control framework, which complements the Group’s risk management and control framework. ▲

Audited | We apply a variety of methodologies and measurements to quantify the risks of our portfolios and potential risk concentrations. Risks that are not fully reflected within standard measures are subject to additional controls, which may include preapproval of specific transactions and the application of specific restrictions. Models to quantify risk are generally developed by dedicated units within control functions and are subject to independent validation. ▲

UBS AG
MDA Risk Management And Control [Line Items]
Disclosure Of Financial Risk Management Explanatory
Audited | Credit risk: the risk of loss resulting from the failure of a client or counterparty to meet its contractual obligations toward UBS. This includes settlement risk and loan underwriting risk: Settlement risk: the risk of loss resulting from transactions that involve exchange of value (e.g., security versus cash) where we must deliver without first being able to determine with certainty that we will receive the countervalue Loan underwriting risk: the risk of loss arising during the holding period of financing transactions that are intended for further distribution ▲
Audited | Market risk (traded and non-traded): the risk of loss resulting from adverse movements in market variables. Market variables include observable variables, such as interest rates, foreign exchange rates, equity prices, credit spreads and commodity (including precious metal) prices, and variables that may be unobservable or only indirectly observable, such as volatilities and correlations. Market risk includes issuer risk and investment risk:Issuer risk: the risk of loss from changes in fair value resulting from credit-related events affecting an issuer to which we are exposed through tradable securities or derivatives referencing the issuer Investment risk: issuer risk associated with positions held as financial investments ▲
Audited | Liquidity risk: the risk of being unable to generate sufficient funds from assets to meet payment obligations when they fall due, including in times of stress ▲
Audited | Funding risk: the risk of higher-than-expected funding costs due to wider-than-expected UBS credit spreads when existing funding positions mature and need to be rolled over or replaced by other, more expensive funding sources. If a shortage of available funding sources is expected in a stress event, funding risk also covers potential additional losses from forced asset sales ▲

Audited | The Board of Directors (the BoD) is responsible for approving the risk management and control framework of the Group, including the overall risk appetite of the Group and business divisions. The BoD is supported by the BoD Risk Committee, which monitors and oversees the Group’s risk profile and the implementation of the risk framework as approved by the BoD, and approves the Group’s risk appetite methodology. The Corporate Culture and Responsibility Committee supports the BoD in fulfilling its duty to safeguard and advance the Group’s reputation for responsible and sustainable conduct. It reviews stakeholder concerns and expectations pertaining to UBS’s societal contribution and corporate culture. The Audit Committee supports the BoD in fulfilling its oversight duty relating to financial reporting and internal controls over financial reporting, the effectiveness of the external and internal audit functions, and the effectiveness of whistleblowing procedures.

The Group Executive Board (the GEB) has overall responsibility for establishing and implementing risk management and control in the Group. It manages the risk profile of the Group as a whole.

The Group Chief Executive Officer (the Group CEO) has responsibility and accountability for the management and performance of the Group, has risk authority over transactions, positions and exposures, and allocates risk limits approved by the BoD within the business divisions and Corporate Center.

The business division Presidents are responsible for the success, risks, results and value of their business division. This includes controlling and administering the dedicated financial resources and risk appetite of the business division.

The regional Presidents facilitate the implementation of UBS’s strategy in their region, and have the mandate to inform the GEB of any activities and issues that may give rise to actual or potentially material regulatory or reputational concerns.

The Group Chief Risk Officer (the Group CRO) is responsible for the development of the Group’s risk management and control framework (including risk principles and risk appetite) for credit, market, country, liquidity, funding, model, and environmental and social risks. This includes risk measurement and aggregation, portfolio controls and risk reporting. The Group CRO is responsible for setting risk limits and approving credit and market risk transactions and exposures. Risk Control is also the central function for model risk management and control for all models used in the firm. The risk control process is supported by a framework of policies and authorities. The business division CROs are responsible for the implementation and enforcement of the risk management and control framework within their business division. The regional Chief Risk Officers provide independent oversight of risks within their region.

The Group Chief Compliance and Governance Officer is responsible for ensuring that all operational risks, including compliance and conduct risks, as well as cyber and information security risks, are identified, owned and managed according to the firm’s risk appetite, supported by an effective control framework.

The Group Chief Financial Officer (the Group CFO) is responsible for transparency in and assessing the financial performance of the Group and the business divisions, and for managing the Group’s financial accounting, controlling, forecasting, planning and reporting processes in line with regulatory and financial reporting requirements, corporate governance standards and global best practice to maintain high quality and timeliness. Additional responsibilities include managing UBS’s tax affairs, as well as treasury and capital management, including funding and liquidity risk and UBS’s regulatory capital ratios.

The Group General Counsel (the Group GC) is responsible for managing the Group’s legal affairs and ensuring effective and timely assessment of legal matters impacting the Group or its businesses, and for the management and reporting of all litigation matters.

Group Internal Audit (GIA) independently assesses the effectiveness of processes to define strategy and risk appetite, as well as overall adherence to the approved strategy and the effectiveness of governance processes and of risk management at Group, business division and regional levels, including compliance with legal and regulatory requirements, as well as with internal policies, constitutional documents and contracts. The Head GIA reports to the Chairman of the BoD and, in addition, GIA has a functional reporting line to the BoD Audit Committee.

Some of the above roles and responsibilities are replicated for certain significant legal entities of the Group. The legal entity risk officers are responsible for independent oversight and control of primary and consequential risks for certain significant legal entities of the Group as part of the legal entity control framework, which complements the Group’s risk management and control framework. ▲

Audited | We apply a variety of methodologies and measurements to quantify the risks of our portfolios and potential risk concentrations. Risks that are not fully reflected within standard measures are subject to additional controls, which may include preapproval of specific transactions and the application of specific restrictions. Models to quantify risk are generally developed by dedicated units within control functions and are subject to independent validation. ▲